Note 6 - Stock-Based Awards, Stock-based Compensation Expense (Q2) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014		Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated stock-based compensation expense	$ 195	$ (227)	$ 349	$ 328	$ 694		$ 1,469
Cost of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated stock-based compensation expense	22	12	38	42	54		89
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated stock-based compensation expense	166	(244)	289	265	577	[1]	1,329	[1]
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated stock-based compensation expense	$ 7	$ 5	$ 22	$ 21	$ 63		$ 51

[1]	Reflects reversal of stock-based compensation expense of $289 thousand in fiscal 2014 for the cancellation of unvested stock options granted to Vision's former President and Chief Executive Officer, Cynthia F. Ansari.